Net Income (Loss) Per Share - Potentially dilutive securities excluded from the calculation of diluted net loss per share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Preferred stock (as converted to common stock)
Diluted Net Loss Per Share
Antidilutive securities		3,963,910		3,963,910	29,555,538	29,555,538
Stock options to purchase common stock
Diluted Net Loss Per Share
Antidilutive securities	1,216,642	733,704	1,216,642	733,704	5,435,629	5,509,379